Stock-Based Compensation (Details) - Schedule of Stock Option Activity		12 Months Ended
	May 31, 2023 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares
Schedule of Stock Option Activity [Line Items]
Number of Shares, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Remaining Contractual Life (years), Exercised
Aggregate Intrinsic Value, Exercised | $
Number of Shares, Expired | shares
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Remaining Contractual Life (years), Expired
Aggregate Intrinsic Value, Expired | $
Number of Shares, Issued | shares		100,000
Weighted Average Exercise Price, Issued | $ / shares		$ 0.85
Weighted Average Remaining Contractual Life (years), Issued		10 years
Aggregate Intrinsic Value, Issued | $
Number of Shares, Ending | shares	585,230	685,230
Weighted Average Exercise Price, Ending | $ / shares	$ 0.56	$ 0.6
Weighted Average Remaining Contractual Life (years), Ending	6 years 2 months 12 days	6 years 9 months 18 days
Aggregate Intrinsic Value, Ending | $	$ 465	$ 139
Number of Shares, Exercisable | shares		195,077
Weighted Average Exercise Price, Exercisable | $ / shares		$ 0.56
Weighted Average Remaining Contractual Life (years), Exercisable		6 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable | $		$ 46